Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFR14A
Amendment Flag	true
Entity Registrant Name	FIRST AMERICAN FINANCIALCORPORATION
Entity Central Index Key	0001472787
Amendment Description	This Amendment No. 1 amends and restates in its entirety the Definitive Proxy Statement that was filed by First American Financial Corporation (the “Company”) with the U.S. Securities and Exchange Commission on March 31, 2025 (the “Original Proxy Statement”) in connection with the Company’s 2025 annual meeting of stockholders on May 13, 2025. This Amendment No. 1 is being filed to reflect recent developments that are described in the Current Report on Form 8-K, filed by the Company on April 15, 2025, including the departure of the Company’s Chief Executive Officer, the appointment of a new Chief Executive Officer, the appointment of a new Chief Financial Officer, the appointment of an Executive Chairman and clerical corrections on page 68 and page 70 of this proxy statement.